Schedule of Expected Credit Losses on Trade Receivables (Details)	Jun. 30, 2025 AUD ($)
Current [member]
IfrsStatementLineItems [Line Items]
Balance as at reporting date (AUD)	$ 4,145,657
Expected loss rate	1.94%
ECL allowance (AUD)	$ 82,377
Later than one month and not later than two months [member]
IfrsStatementLineItems [Line Items]
Balance as at reporting date (AUD)	$ 763,313
Expected loss rate	5.50%
ECL allowance (AUD)	$ 41,982
Later than two months and not later than three months [member]
IfrsStatementLineItems [Line Items]
Balance as at reporting date (AUD)	$ 263,838
Expected loss rate	8.25%
ECL allowance (AUD)	$ 21,767
Later than three months [member]
IfrsStatementLineItems [Line Items]
Balance as at reporting date (AUD)	$ 282,133
Expected loss rate	8.16%
ECL allowance (AUD)	$ 23,022
Total [member]
IfrsStatementLineItems [Line Items]
Balance as at reporting date (AUD)	$ 5,454,943
Expected loss rate
ECL allowance (AUD)	$ 169,148